Note 9 - Real Estate	12 Months Ended
Dec. 31, 2015
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

NOTE 9 Real Estate

A summary of real estate at December 31, 2015 and 2014 is as follows:

	2015			2014
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$110	0	110	30	0	30
Real estate acquired through foreclosure	0	2,269	2,269	0	3,648	3,648
Real estate acquired through deed in lieu of foreclosure	0	465	465	28	1,126	1,154
	110	2,734	2,844	58	4,774	4,832
Allowance for losses	(62)	(737)	(799)	(8)	(1,721)	(1,729)
	$48	1,997	2,045	50	3,053	3,103